Profit for the Year (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Summary of Profit for the year
Profit for the year has been arrived at after charging (crediting):

	2022	2021	2020
	S$’000	S$’000	S$’000
Gain on disposal of a subsidiary	—	—	731
Share of profit from an associate	139	101	196
Included in employee benefits expense:
Wages, salaries, bonuses and other benefits	399,995	322,539	249,157
Defined contribution plan	16,021	11,741	8,828
Equity-settled share-based payment expense	19,465	5,204	—
Cash-settled share-based payment expense	869	199	—
Included in interest expense:
Interest on bank loans	170	6,666	1,344
Interest expense on lease liabilities	1,554	1,529	1,559
Accretion on provision for reinstatement cost	136	158	141
Others	76	61	14
Included in other operating expense:
Professional fees	4,646	3,737	6,135
Utilities expense	2,599	2,131	1,953
Foreign exchange (gain) loss — net	(1,716)	(1,375)	1,753
Forfeiture of office lease deposit	—	—	1,094